Restricted Deposits (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restricted Deposits [Line Items]
Financial assets held by the group (in Dollars)	$ 15,773,099	$ 41,470,915
Bottom of range [Member]
Restricted Deposits [Line Items]
Interest rate of time deposits	0.00%	0.00%
Top of range [Member]
Restricted Deposits [Line Items]
Interest rate of time deposits	18.00%	5.20%